Investment Objectives and Goals - Themes Optical ETF	Nov. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Themes Optical ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Themes Optical ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of an index composed of securities of companies that are active in the optical networks industry.